FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 8.   FAIR VALUE MEASUREMENTS
The fair value framework under the Financial Accounting Standards Board’s guidance requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, would generally require significant management judgment. The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:
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Level 1: Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities;

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Level 2: Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

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Level 3: Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

The following table summarizes the liabilities measured at fair value on a recurring basis as of September 30, 2015:
	Level 1	Level 2	Level 3	Total
LIABILITIES:
Accrued equity	$863,364	$—	$—	$863,364
Warrant liabilities	—	—	35,905,972	35,905,972
Total derivative liabilities	$863,364	$—	$35,905,972	$36,769,336

The following table summarizes the liabilities measured at fair value on a recurring basis as of December 31, 2014:
	Level 1	Level 2	Level 3	Total
LIABILITIES:
Warrant liabilities	$—	$—	$—	$—
Total derivative liabilities	$—	$—	$—	$—

Level 1
Accrued equity represents the Company’s obligation to issue shares to certain investors under waivers. (See Note 7)
Level 3 Valuation Techniques
Level 3 financial liabilities consist of the derivative liabilities for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation and the use of at least one significant unobservable input. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the
Company’s accounting and finance department and are approved by the Chief Financial Officer. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.
The Company deems financial instruments to be derivative instruments if they (a) do not have fixed settlement provisions; or (b) have potential cash settlement provisions which are not within the Company’s control. The embedded conversion feature within the Debentures (see Note 6) and the common stock purchase warrants (a) reissued by the Company in connection with the Merger; (b) issued in connection with the March 3, 2015 financing (see Note 7); (c) granted in connection with the Waivers (see Note 7); and (d) issued in connection with the underwritten offering (see Note 7); have all been deemed to be derivative liabilities. In accordance with FASB ASC Topic No. 815-40, “Derivatives and Hedging — Contracts in an Entity’s Own Stock”, the embedded conversion options and the warrants were accounted for as derivative liabilities at the date of issuance and adjusted to fair value through earnings at each reporting date. In accordance with ASC 815, the Company has bifurcated the conversion feature of the convertible Debentures and warrant derivative instruments and recorded derivative liabilities on their issuance date. The Company used a Monte Carlo model and a Binomial Lattice model to value the derivative liabilities. These derivative liabilities are then revalued on each reporting date.
The Company’s derivative liabilities are carried at fair value and were classified as Level 3 in the fair value hierarchy due to the use of unobservable inputs.
The following tables summarizes the values of certain assumptions used by the Company’s custom models to estimate the fair value of the embedded conversion options and warrant liabilities during the nine months ended September 30, 2015:
	2015
	July 31,	July 29,	June 25,	March 3,
Stock price	$0.87	$1.00	$1.70	$5.50
Strike price	$2.50	$1.24	$2.53	$6.40
Remaining term (years)	0.40	5.00	5.00	5.00
Volatility	107%	107%	108%	115%
Risk-free rate	0.12%	1.62%	1.70%	1.61%
Dividend yield	0.0%	0.0%	0.0%	0.0%
	2015
	September 30,	June 30,	March 31,
Stock price	$0.48	$1.60	$5.20
Strike price	$1.24 – $6.40	$2.53 – $6.40	$6.40
Remaining term (years)	4.42 – 4.83	4.68 – 4.99	4.93
Volatility	110%	108%	124%
Risk-free rate	1.37%	1.63%	1.37%
Dividend yield	0.0%	0.0%	0.0%
The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:
	For the three months ended September 30, 2015	For the nine months ended September 30, 2015
Beginning balance	$1,683,722	$—
Issuance of Series A warrant liabilities	79,445,308	79,445,308
Issuance of other warrant liabilities and conversion options	—	3,878,989
Warrants issued in connection with the Waivers	(13,300)	(13,300)
Change in fair value of derivative liabilities	(45,209,758)	(47,405,025)
Ending balance	$35,905,972	$35,905,972